Consolidated Statement of Financial Position - EUR (€) € in Thousands	Dec. 31, 2023	Dec. 31, 2022
ASSETS
Intangible assets	€ 494	€ 870
Property, plant and equipment	63,991	36,699
Investment in equity instrument	11,040	13,410
Other financial assets	7,991	3,386
Non-financial assets	9,769	13,487
Non-current assets	93,285	67,852
Other financial assets	111,616	22,581
Non-financial assets	22,781	18,648
Income tax receivable	751	169
Cash and cash equivalents	83,508	179,581
Current assets	218,656	220,979
Total Assets	311,941	288,831
SHAREHOLDERS' EQUITY AND LIABILITIES
Subscribed capital	5,728	53,104
Share premium	1,008,759	843,074
Other capital reserves	381,778	277,654
Treasury shares		(279)
Accumulated loss	(1,359,317)	(970,198)
Accumulated other comprehensive income	110	148
Shareholders' equity	37,058	203,503
Other financial liabilities	17	21
Lease liabilities	8,224	8,353
Provisions	1,264	445
Trade and other payables	3,362	3,483
Deferred tax liabilities		10
Other non-financial liabilities	2,000
Non-current liabilities	14,867	12,312
Other current financial liabilities	4	4
Lease liabilities	2,943	2,616
Shares-based payment liability		1,046
Provisions	311	730
Income tax payable	435	128
Warrants	205,013	26,267
Trade and other payables	44,601	33,658
Other non-financial liabilities	6,709	8,567
Current liabilities	260,016	73,016
Total Shareholders' Equity and Liabilities	€ 311,941	€ 288,831